Financial Instruments - Additional Information (Details)		1 Months Ended	12 Months Ended		13 Months Ended
	Aug. 07, 2017 CAD ($)	Jan. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jan. 03, 2018 USD ($) $ / shares	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($) $ / shares
Disclosure Of Financial Instruments [Line Items]
Proceeds on sale of assets (note 4)	$ 43,075,587		$ 43,075,587
Settlement of derivative swap agreements			$ 58,999
Assumed foreign exchange rate			1.00%	1.00%
Allowance for doubtful accounts other receivables			$ 265,676				$ 33,139
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of credit insurance on invoicing			100.00%	100.00%
Credit Risk | Customer One
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts			19.70%	19.70%	13.30%
Credit Risk | Customer Two
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts			10.80%	10.80%	13.10%
Credit Risk | Customer Three
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts					12.70%
Credit Risk | Customer Four
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts					10.60%
Foreign Exchange Rate Risk | U S Dollars
Disclosure Of Financial Instruments [Line Items]
Percentage of revenues by geographical area			63.00%	63.00%	67.00%
Foreign Exchange Rate Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Percentage of revenues by geographical area			2.00%	2.00%	7.00%
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Decrease in net profit				$ 10,652
Cross Currency Swap
Disclosure Of Financial Instruments [Line Items]
Non-cash changes in fair value			$ 156,339
Settlement of derivative swap agreements			$ 58,999
Blue Ocean Nutrascience Inc
Disclosure Of Financial Instruments [Line Items]
Proceeds on sale of assets (note 4)		$ 104,110
Fair value of investment						$ 104,110		$ 65,745
Fair value of investment, per share | $ / shares						$ 0.21		$ 0.135
Losses on change In fair value of investment				$ 38,365	$ 104,705
Change in fair value of derivative assets and liabilities					$ 381,687